Income Tax - Schedule of Deferred Income tax Assets and Deferred Income Tax Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of Deferred Tax Assets and Liabilities [Abstract]
Allowance for credit losses	$ 286,485	$ 118,647
Operating lease liabilities	300,929	276,154
Net operating loss carry forwards	5,101,529	2,855,567
Share-based compensation	1,258,578	928,639
Others	271,924	268,714
Total deferred income tax assets	7,219,445	4,447,721
Less: Valuation allowance	(6,918,609)	(4,160,082)	$ (2,529,266)	$ (2,295,587)
Total deferred tax assets, net of valuation allowance	300,836	287,639
Net off against deferred tax liabilities	(300,836)	(287,639)
Right-of-use assets	(300,836)	(287,639)
Total deferred income tax liabilities	(300,836)	(287,639)
Net off against deferred tax assets	$ 300,836	$ 287,639